SHORT-TERM INVESTMENTS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term investments
Total short-term investments	14,633	4,034
Deposits
Short-term investments
Annual interest rate, lowest rate (as a percent)	4.20%	4.10%
Annual interest rate, highest rate (as a percent)	14.00%	9.00%
Total short-term investments	5,377	4,034
Deposits at MTS Bank
Short-term investments
Annual interest rate (as a percent)	8.70%
Total short-term investments	5,081
Mutual investment fund "Reservnyi", managed by "DIK"
Short-term investments
Total short-term investments	4,154
Other
Short-term investments
Total short-term investments	21